Condensed Consolidating Financial Information	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Quiksilver, Inc. [Member]
Condensed Consolidating Financial Information

15. Condensed Consolidating Financial Information

The Company has $400 million in publicly registered U.S. senior notes. Obligations under the Company’s U.S. senior notes are fully and unconditionally guaranteed by certain of its existing domestic subsidiaries.

The Company is required to present condensed consolidating financial information for Quiksilver, Inc. and its domestic subsidiaries within the notes to the consolidated financial statements in accordance with the criteria established for parent companies in the SEC’s Regulation S-X, Rule 3-10(f). The following condensed consolidating financial information presents the results of operations for the second quarter and first half ended April 30, 2013 and 2012, the financial position as of April 30, 2013 and October 31, 2012, and cash flows for the first half ended April 30, 2013 and 2012, of Quiksilver Inc., its 100% owned guarantor subsidiaries, its non-guarantor subsidiaries and the eliminations necessary to arrive at the information for the Company on a consolidated basis. The principal elimination entries eliminate investments in subsidiaries and intercompany balances and transactions. Certain immaterial balances have been reclassified in the April 30, 2012 condensed consolidating financial information to conform to the current year presentation. The Company has applied the estimated consolidated annual effective income tax rate to both the guarantor and non-guarantor subsidiaries, adjusting for any discrete items, for interim reporting purposes. In the Company’s consolidated financial statements for fiscal 2013, management will apply the actual income tax rates to both the guarantor and non-guarantor subsidiaries. These interim tax rates may differ from the actual annual effective income tax rates for both the guarantor and non-guarantor subsidiaries.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Second Quarter Ended April 30, 2013

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$116	$190,265	$290,111	$(21,744)	$458,748
Cost of goods sold	—	117,488	144,071	(13,947)	247,612

Gross profit	116	72,777	146,040	(7,797)	211,136
Selling, general and administrative expense	11,753	72,999	141,282	(7,830)	218,204
Asset impairments	—	4,988	344	—	5,332

Operating (loss)/income	(11,637)	(5,210)	4,414	33	(12,400)
Interest expense	7,269	1,386	6,634	—	15,289
Foreign currency (gain)/loss	(28)	198	(2,788)	—	(2,618)
Equity in earnings and other income	13,517	(483)	—	(13,034)	—

(Loss)/income before provision for income taxes	(32,395)	(6,311)	568	13,067	(25,071)
Provision for income taxes	—	1,654	5,493	—	7,147

Net loss	(32,395)	(7,965)	(4,925)	13,067	(32,218)
Less: net income attributable to non-controlling interest	—	—	(177)	—	(177)

Net loss attributable to Quiksilver, Inc.	(32,395)	(7,965)	(5,102)	13,067	(32,395)
Other comprehensive loss	(16,723)	—	(16,723)	16,723	(16,723)

Comprehensive loss attributable to Quiksilver, Inc.	$(49,118)	$(7,965)	$(21,825)	$29,790	$(49,118)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Second Quarter Ended April 30, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$120	$185,686	$328,589	$(22,182)	$492,213
Cost of goods sold	—	109,044	155,662	(14,642)	250,064

Gross profit	120	76,642	172,927	(7,540)	242,149
Selling, general and administrative expense	12,869	74,934	144,422	(8,215)	224,010
Asset impairments	—	415	—	—	415

Operating (loss)/income	(12,749)	1,293	28,505	675	17,724
Interest expense	7,239	1,391	6,955	—	15,585
Foreign currency loss/(gain)	13	212	(834)	—	(609)
Equity in earnings and other income	(14,881)	482	—	14,399	—

(Loss)/income before provision for income taxes	(5,120)	(792)	22,384	(13,724)	2,748
Provision for income taxes	—	216	6,939	—	7,155

Net (loss)/income	(5,120)	(1,008)	15,445	(13,724)	(4,407)
Less: net income attributable to non-controlling interest	—	—	(713)	—	(713)

Net (loss)/income attributable to Quiksilver, Inc.	(5,120)	(1,008)	14,732	(13,724)	(5,120)
Other comprehensive loss	(1,271)	—	(1,271)	1,271	(1,271)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(6,391)	$(1,008)	$13,461	$(12,453)	$(6,391)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

First Half Ended April 30, 2013

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$232	$356,011	$587,455	$(53,932)	$889,766
Cost of goods sold	—	221,220	277,756	(40,053)	458,923

Gross profit	232	134,791	309,699	(13,879)	430,843
Selling, general and administrative expense	27,728	147,187	283,436	(14,888)	443,463
Asset impairments	—	6,323	2,177	—	8,500

Operating (loss)/income	(27,496)	(18,719)	24,086	1,009	(21,120)
Interest expense	14,538	2,854	13,404	—	30,796
Foreign currency loss	126	363	66	—	555
Equity in earnings and other income	21,364	(687)	—	(20,677)	—

(Loss)/income before provision for income taxes	(63,524)	(21,249)	10,616	21,686	(52,471)
Provision for income taxes	—	467	9,904	—	10,371

Net (loss)/income	(63,524)	(21,716)	712	21,686	(62,842)
Less: net income attributable to non-controlling interest	—	—	(682)	—	(682)

Net (loss)/income attributable to Quiksilver, Inc.	(63,524)	(21,716)	30	21,686	(63,524)
Other comprehensive loss	(8,613)	—	(8,613)	8,613	(8,613)

Comprehensive loss attributable to Quiksilver, Inc.	$(72,137)	$(21,716)	$(8,583)	$30,299	$(72,137)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

First Half Ended April 30, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$236	$357,063	$633,616	$(49,081)	$941,834
Cost of goods sold	—	214,250	291,845	(34,360)	471,735

Gross profit	236	142,813	341,771	(14,721)	470,099
Selling, general and administrative expense	29,785	152,431	287,467	(15,258)	454,425
Asset impairments	—	415	—	—	415

Operating (loss)/income	(29,549)	(10,033)	54,304	537	15,259
Interest expense	14,479	2,685	13,466	—	30,630
Foreign currency (gain)/loss	(113)	9	(2,355)	—	(2,459)
Equity in earnings and other income	(16,190)	1,733	—	14,457	—

(Loss)/income before provision for income taxes	(27,725)	(14,460)	43,193	(13,920)	(12,912)
Provision for income taxes	—	432	11,973	—	12,405

Net (loss)/income	(27,725)	(14,892)	31,220	(13,920)	(25,317)
Less: net income attributable to non-controlling interest	—	—	(2,408)	—	(2,408)

Net (loss)/income attributable to Quiksilver, Inc.	(27,725)	(14,892)	28,812	(13,920)	(27,725)
Other comprehensive loss	(21,031)	—	(21,031)	21,031	(21,031)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(48,756)	$(14,892)	$7,781	$7,111	$(48,756)

CONDENSED CONSOLIDATING BALANCE SHEET

At April 30, 2013

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$108	$694	$47,091	$—	$47,893
Trade accounts receivable, net	—	127,762	247,574	—	375,336
Other receivables	19	8,526	23,388	—	31,933
Income taxes receivable	—	—	4,917	(4,917)	—
Inventories	—	131,136	234,160	1,008	366,304
Deferred income taxes, short-term	—	5,209	20,487	—	25,696
Prepaid expenses and other current assets	4,594	9,910	18,953	—	33,457
Intercompany balances	—	108,623	52,777	(161,400)	—

Total current assets	4,721	391,860	649,347	(165,309)	880,619
Fixed assets, net	19,454	57,774	155,727	—	232,955
Intangible assets, net	3,752	47,171	87,826	—	138,749
Goodwill	—	112,216	160,548	—	272,764
Other assets	1,902	1,982	39,875	—	43,759
Deferred income taxes, long-term	—	—	137,941	(23,550)	114,391
Investment in subsidiaries	1,066,560	6,986	—	(1,073,546)	—

Total assets	$1,096,389	$617,989	$1,231,264	$(1,262,405)	$1,683,237

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$2,756	$85,025	$97,789	$—	$185,570
Accrued liabilities	6,049	22,658	73,773	—	102,480
Long-term debt, current portion	—	6,094	38,740	—	44,834
Income taxes payable	—	5,368	—	(4,917)	451
Intercompany balances	161,400	—	—	(161,400)	—

Total current liabilities	170,205	119,145	210,302	(166,317)	333,335
Long-term debt, net of current portion	400,000	76,000	293,108	—	769,108
Deferred income taxes, long-term	—	23,550	—	(23,550)	—
Other long-term liabilities	—	23,987	10,971	—	34,958

Total liabilities	570,205	242,682	514,381	(189,867)	1,137,401
Stockholders’/invested equity	526,184	375,307	697,231	(1,072,538)	526,184
Non-controlling interest	—	—	19,652	—	19,652

Total liabilities and equity	$1,096,389	$617,989	$1,231,264	$(1,262,405)	$1,683,237

CONDENSED CONSOLIDATING BALANCE SHEET

At October 31, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$324	$135	$41,364	$—	$41,823
Trade accounts receivable, net	—	181,945	251,798	—	433,743
Other receivables	20	6,158	26,640	—	32,818
Income taxes receivable	—	117	—	(117)	—
Inventories	—	107,722	237,465	(441)	344,746
Deferred income taxes	—	5,209	21,159	—	26,368
Prepaid expenses and other current assets	2,277	9,548	14,546	—	26,371
Intercompany balances	—	95,809	23,025	(118,834)	—

Total current assets	2,621	406,643	615,997	(119,392)	905,869
Fixed assets, net	18,802	64,496	155,015	—	238,313
Intangible assets, net	3,228	47,746	88,475	—	139,449
Goodwill	—	112,216	160,951	—	273,167
Other assets	2,753	2,677	42,359	—	47,789
Deferred income taxes long-term	—	—	137,203	(23,550)	113,653
Investment in subsidiaries	1,087,924	5,028	—	(1,092,952)	—

Total assets	$1,115,328	$638,806	$1,200,000	$(1,235,894)	$1,718,240

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	$—	$—	$18,147	$—	$18,147
Accounts payable	6,995	95,355	101,222	—	203,572
Accrued liabilities	6,189	28,343	80,359	—	114,891
Current portion of long-term debt	—	8,594	10,053	—	18,647
Income taxes payable	—	—	1,476	(117)	1,359
Intercompany balances	118,834	—	—	(118,834)	—

Total current liabilities	132,018	132,292	211,257	(118,951)	356,616
Long-term debt, net of current portion	400,000	60,700	260,475	—	721,175
Deferred income taxes long-term	—	23,550	—	(23,550)	—
Other long-term liabilities	—	25,241	12,972	—	38,213

Total liabilities	532,018	241,783	484,704	(142,501)	1,116,004
Stockholders’/invested equity	583,310	397,023	696,370	(1,093,393)	583,310
Non-controlling interest	—	—	18,926	—	18,926

Total liabilities and equity	$1,115,328	$638,806	$1,200,000	$(1,235,894)	$1,718,240

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

First Half Ended April 30, 2013

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(63,524)	$(21,716)	$712	$21,686	$(62,842)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	1,124	9,014	14,889	—	25,027
Stock-based compensation	11,223	—	—	—	11,223
Provision for doubtful accounts	—	(1,056)	4,584	—	3,528
Asset impairments	—	6,323	2,177	—	8,500
Equity in earnings	21,364	(687)	1,058	(20,677)	1,058
Non-cash interest expense	785	675	378	—	1,838
Deferred income taxes	—	—	184	—	184
Other adjustments to reconcile net (loss)/income	126	(17)	(377)	—	(268)
Changes in operating assets and liabilities:
Trade accounts receivable	—	55,239	1,346	—	56,585
Inventories	—	(23,280)	2,186	(1,009)	(22,103)
Other operating assets and liabilities	(582)	(20,416)	(20,126)	—	(41,124)

Net cash (used in)/provided by operating activities	(29,484)	4,079	7,011	—	(18,394)
Cash flows from investing activities:
Capital expenditures	(3,971)	(7,601)	(17,072)	—	(28,644)

Net cash used in investing activities	(3,971)	(7,601)	(17,072)	—	(28,644)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	6,157	—	6,157
Payments on lines of credit	—	—	(8,860)	—	(8,860)
Borrowings on long-term debt	—	49,000	54,134	—	103,134
Payments on long-term debt	—	(36,200)	(9,502)	—	(45,702)
Stock option exercises and employee stock purchases	3,832	—	—	—	3,832
Intercompany	29,407	(8,719)	(20,688)	—	—

Net cash provided by financing activities	33,239	4,081	21,241	—	58,561
Effect of exchange rate changes on cash	—	—	(5,453)	—	(5,453)

Net (decrease)/increase in cash and cash equivalents	(216)	559	5,727	—	6,070
Cash and cash equivalents, beginning of period	324	135	41,364	—	41,823

Cash and cash equivalents, end of period	$108	$694	$47,091	$—	$47,893

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

First Half Ended April 30, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(27,725)	$(14,892)	$31,220	$(13,920)	$(25,317)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	1,138	9,082	16,905	—	27,125
Stock-based compensation	12,400	—	—	—	12,400
Provision for doubtful accounts	—	(1,416)	1,835	—	419
Asset impairments	—	415	—	—	415
Equity in earnings	(16,190)	1,733	501	14,457	501
Non-cash interest expense	732	888	344	—	1,964
Deferred income taxes	—	—	9,295	—	9,295
Other adjustments to reconcile net (loss)/income	(138)	12	(586)	—	(712)
Changes in operating assets and liabilities:
Trade accounts receivable	—	25,895	(8,184)	—	17,711
Inventories	—	(14,290)	(3,695)	(537)	(18,522)
Other operating assets and liabilities	(1,825)	(11,645)	(29,491)	—	(42,961)

Net cash (used in)/provided by operating activities	(31,608)	(4,218)	18,144	—	(17,682)
Cash flows from investing activities:
Capital expenditures	(1,559)	(14,094)	(18,676)	—	(34,329)
Business acquisitions, net of cash acquired	—	—	(9,117)	—	(9,117)

Net cash used in investing activities	(1,559)	(14,094)	(27,793)	—	(43,446)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	8,464	—	8,464
Payments on lines of credit	—	—	(12,326)	—	(12,326)
Borrowings on long-term debt	—	62,500	29,477	—	91,977
Payments on long-term debt	—	(35,256)	(12,100)	—	(47,356)
Stock option exercises and employee stock purchases	779	—	—	—	779
Intercompany	32,394	(8,330)	(24,064)	—	—

Net cash provided by/(used in) financing activities	33,173	18,914	(10,549)	—	41,538
Effect of exchange rate changes on cash	—	—	(10,986)	—	(10,986)

Net increase/(decrease) in cash and cash equivalents	6	602	(31,184)	—	(30,576)
Cash and cash equivalents, beginning of period	17	1,331	108,405	—	109,753

Cash and cash equivalents, end of period	$23	$1,933	$77,221	$—	$79,177

Note 18—Condensed Consolidating Financial Information

In December 2005, the Company completed an exchange offer to exchange its Senior Notes for publicly registered notes with identical terms. Obligations under the Company’s Senior Notes are fully and unconditionally guaranteed by certain of its existing domestic subsidiaries.

The Company is required to present condensed consolidating financial information for Quiksilver, Inc. and its domestic subsidiaries within the notes to the consolidated financial statements in accordance with the criteria established for parent companies in the SEC’s Regulation S-X, Rule 3-10(f). The following condensed consolidating financial information presents the results of operations, financial position and cash flows of Quiksilver Inc., its 100% owned Guarantor subsidiaries, its non-Guarantor subsidiaries and the eliminations necessary to arrive at the information for the Company on a consolidated basis as of October 31, 2012 and 2011 and for each of fiscal 2012, 2011 and 2010. The principal elimination entries eliminate investments in subsidiaries and intercompany balances and transactions. Certain immaterial balances have been reclassified in the prior year financial statements to conform to the current year presentation. As a result of the adoption of ASU 2011-05, the Company has updated the following condensed consolidated statements of operations to include other comprehensive (loss)/income.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended October 31, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$469	$854,754	$1,262,757	$(104,741)	$2,013,239
Cost of goods sold	—	505,420	602,115	(74,642)	1,032,893

Gross profit	469	349,334	660,642	(30,099)	980,346
Selling, general and administrative expense	56,983	311,886	577,868	(30,593)	916,144
Asset impairments	—	5,162	2,072	—	7,234

Operating (loss)/income	(56,514)	32,286	80,702	494	56,968
Interest expense	28,987	5,351	26,485	—	60,823
Foreign currency gain	(173)	(35)	(1,461)	—	(1,669)
Equity in earnings	(74,572)	4,674	—	69,898	—

(Loss)/income before provision for income taxes	(10,756)	22,296	55,678	(69,404)	(2,186)
Provision for income taxes	—	1,144	6,413	—	7,557

Net (loss)/income	(10,756)	21,152	49,265	(69,404)	(9,743)
Less: net income attributable to non-controlling interest	—	—	(1,013)	—	(1,013)

Net (loss)/income attributable to Quiksilver, Inc.	(10,756)	21,152	48,252	(69,404)	(10,756)

Other Comprehensive Loss	(29,715)	—	(29,715)	29,715	(29,715)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(40,471)	$21,152	$18,537	$(39,689)	$(40,471)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended October 31, 2011

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$464	$736,110	$1,270,320	$(53,833)	$1,953,061
Cost of goods sold	—	399,493	554,593	(24,859)	929,227

Gross profit	464	336,617	715,727	(28,974)	1,023,834
Selling, general and administrative expense	43,045	311,840	566,703	(25,639)	895,949
Asset impairments	—	3,399	82,974	—	86,373

Operating (loss)/income	(42,581)	21,378	66,050	(3,335)	41,512
Interest expense	28,871	3,785	41,152	—	73,808
Foreign currency loss/(gain)	30	(40)	(101)	—	(111)
Equity in earnings	(50,224)	(836)	—	51,060	—

(Loss)/income before provision/(benefit) for income taxes	(21,258)	18,469	24,999	(54,395)	(32,185)
Provision/(benefit) for income taxes	—	165	(14,480)	—	(14,315)

Net (loss)/income	(21,258)	18,304	39,479	(54,395)	(17,870)
Less: net income attributable to non-controlling interest	—	—	(3,388)	—	(3,388)
Net (loss)/income attributable to Quiksilver, Inc.	(21,258)	18,304	36,091	(54,395)	(21,258)
Other comprehensive income	2,445	—	2,445	(2,445)	2,445

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(18,813)	$18,304	$38,536	$(56,840)	$(18,813)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended October 31, 2010

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$376	$683,767	$1,195,536	$(42,059)	$1,837,620
Cost of goods sold	—	373,740	511,777	(15,145)	870,372

Gross profit	376	310,027	683,759	(26,914)	967,248
Selling, general and administrative expense	36,867	283,347	537,153	(25,301)	832,066
Asset impairments	—	7,585	4,072	—	11,657

Operating (loss)/income	(36,491)	19,095	142,534	(1,613)	123,525
Interest expense, net	28,721	55,070	30,318	—	114,109
Foreign currency gain	(285)	(124)	(5,508)	—	(5,917)
Equity in earnings and other (income)/expense	(50,399)	(1,482)	—	51,881	—

(Loss)/income before (benefit)/provision for income taxes	(14,528)	(34,369)	117,724	(53,494)	15,333
(Benefit)/provision for income taxes	(4,844)	522	27,755	—	23,433

(Loss)/income from continuing operations	(9,684)	(34,891)	89,969	(53,494)	(8,100)
Income from discontinued operations	—	1,485	345	—	1,830

Net (loss)/income	(9,684)	(33,406)	90,314	(53,494)	(6,270)
Less: net income attributable to non-controlling interest	—	—	(3,414)	—	(3,414)

Net (loss)/income attributable to Quiksilver, Inc.	(9,684)	(33,406)	86,900	(53,494)	(9,684)
Other comprehensive income	18,286	—	18,286	(18,286)	18,286

Comprehensive income/(loss) attributable to Quiksilver, Inc.	$8,602	$(33,406)	$105,186	$(71,780)	$8,602

CONDENSED CONSOLIDATING BALANCE SHEET

At October 31, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$324	$135	$41,364	$—	$41,823
Trade accounts receivable, net	—	181,945	251,798	—	433,743
Other receivables	20	6,158	26,640	—	32,818
Inventories	—	107,722	237,465	(441)	344,746
Deferred income taxes	—	5,209	21,159	—	26,368
Prepaid expenses and other current assets	2,277	9,548	14,546	—	26,371

Total current assets	2,621	310,717	592,972	(441)	905,869
Fixed assets, net	18,802	64,496	155,015	—	238,313
Intangible assets, net	3,228	47,746	88,475	—	139,449
Goodwill	—	112,216	160,951	—	273,167
Other assets	2,753	2,677	42,359	—	47,789
Deferred income taxes long-term	—	(23,550)	137,203	—	113,653
Investment in subsidiaries	1,087,924	5,028	—	(1,092,952)	—

Total assets	$1,115,328	$519,330	$1,176,975	$(1,093,393)	$1,718,240

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	$—	$—	$18,147	$—	$18,147
Accounts payable	6,995	95,355	101,222	—	203,572
Accrued liabilities	6,189	28,343	80,359	—	114,891
Current portion of long-term debt	—	8,594	10,053	—	18,647
Income taxes payable	—	(117)	1,476	—	1,359
Intercompany balances	118,834	(95,809)	(23,025)	—	—

Total current liabilities	132,018	36,366	188,232	—	356,616
Long-term debt, net of current portion	400,000	60,700	260,475	—	721,175
Other long-term liabilities	—	25,241	12,972	—	38,213

Total liabilities	532,018	122,307	461,679	—	1,116,004
Stockholders’/invested equity	583,310	397,023	696,370	(1,093,393)	583,310
Non-controlling interest	—	—	18,926	—	18,926

Total liabilities and equity	$1,115,328	$519,330	$1,176,975	$(1,093,393)	$1,718,240

CONDENSED CONSOLIDATING BALANCE SHEET

At October 31, 2011

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$17	$1,331	$108,405	$—	$109,753
Trade accounts receivable, net	—	150,782	246,307	—	397,089
Other receivables	122	5,918	17,150	—	23,190
Income taxes receivable	—	21,338	(17,073)	—	4,265
Inventories	—	115,456	234,266	(1,965)	347,757
Deferred income taxes	—	(1,182)	33,990	—	32,808
Prepaid expenses and other current assets	2,378	8,525	14,526	—	25,429

Total current assets	2,517	302,168	637,571	(1,965)	940,291
Fixed assets, net	17,602	64,943	155,562	—	238,107
Intangible assets, net	3,007	48,743	86,393	—	138,143
Goodwill	—	112,216	156,373	—	268,589
Other assets	4,457	3,936	47,421	—	55,814
Deferred income taxes long-term	—	(16,682)	139,961	—	123,279
Investment in subsidiaries	1,084,745	8,929	—	(1,093,674)	—

Total assets	$1,112,328	$524,253	$1,223,281	$(1,095,639)	$1,764,223

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	$—	$—	$18,335	$—	$18,335
Accounts payable	2,510	88,280	112,233	—	203,023
Accrued liabilities	6,673	30,088	96,183	—	132,944
Current portion of long-term debt	—	3,000	1,628	—	4,628
Intercompany balances	93,047	(34,611)	(58,436)	—	—

Total current liabilities	102,230	86,757	169,943	—	358,930
Long-term debt, net of current portion	400,000	36,542	288,181	—	724,723
Other long-term liabilities	—	41,219	16,729	—	57,948

Total liabilities	502,230	164,518	474,853	—	1,141,601
Stockholders’/invested equity	610,098	359,735	735,904	(1,095,639)	610,098
Non-controlling interest	—	—	12,524	—	12,524

Total liabilities and equity	$1,112,328	$524,253	$1,223,281	$(1,095,639)	$1,764,223

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended October 31, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(10,756)	$21,152	$49,265	$(69,404)	$(9,743)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	2,088	18,002	33,142	—	53,232
Stock-based compensation	22,552	—	—	—	22,552
Provision for doubtful accounts	—	(1,642)	6,236	—	4,594
Asset impairments	—	5,162	2,072	—	7,234
Equity in earnings	(74,572)	4,674	282	69,898	282
Non-cash interest expense	1,490	1,506	689	—	3,685
Deferred income taxes	—	474	(9,056)	—	(8,582)
Other adjustments to reconcile net (loss)/income	(443)	36	(6,092)	—	(6,499)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(29,521)	(23,884)	—	(53,405)
Inventories	—	7,195	(11,679)	(494)	(4,978)
Other operating assets and liabilities	10,255	2,233	(34,399)	—	(21,911)

Net cash (used in)/provided by operating activities	(49,386)	29,271	6,576	—	(13,539)
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	—	45	8,153	—	8,198
Capital expenditures	(4,388)	(22,580)	(39,113)	—	(66,081)
Business acquisitions, net of cash acquired	—	—	(9,117)	—	(9,117)

Net cash used in investing activities	(4,388)	(22,535)	(40,077)	—	(67,000)
Cash flows from financing activities:
Transactions with non-controlling interest owners	—	(11,000)	—	—	(11,000)
Borrowings on lines of credit	—	—	15,139	—	15,139
Payments on lines of credit	—	—	(12,641)	—	(12,641)
Borrowings on long-term debt	—	93,500	46,535	—	140,035
Payments on long-term debt	—	(70,800)	(42,041)	—	(112,841)
Stock option exercises and employee stock purchases	2,241	—	—	—	2,241
Intercompany	51,840	(19,632)	(32,208)	—	—

Net cash provided by/(used in) financing activities	54,081	(7,932)	(25,216)	—	20,933
Effect of exchange rate changes on cash	—	—	(8,324)	—	(8,324)

Net increase/(decrease) in cash and cash equivalents	307	(1,196)	(67,041)	—	(67,930)
Cash and cash equivalents, beginning of period	17	1,331	108,405	—	109,753

Cash and cash equivalents, end of period	$324	$135	$41,364	—	$41,823

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended October 31, 2011

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(21,258)	$18,304	$39,479	$(54,395)	$(17,870)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	1,735	20,445	33,079	—	55,259
Stock-based compensation	14,414	—	—	—	14,414
Provision for doubtful accounts	—	1,363	7,369	—	8,732
Asset impairments	—	3,399	82,974	—	86,373
Equity in earnings	(50,224)	(994)	(197)	51,060	(355)
Non-cash interest expense	1,387	1,808	15,917	—	19,112
Deferred income taxes	—	3,703	(31,951)	—	(28,248)
Other adjustments to reconcile net (loss)/income	72	481	(6,219)	—	(5,666)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(22,106)	(11,879)	—	(33,985)
Inventories	—	(23,322)	(50,719)	3,335	(70,706)
Other operating assets and liabilities	1,090	(4,275)	30,274	—	27,089

Net cash (used in)/provided by operating activities	(52,784)	(1,194)	108,127	—	54,149
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	—	15	12,531	—	12,546
Capital expenditures	(12,570)	(34,624)	(42,396)	—	(89,590)
Business acquisitions, net of cash acquired	—	(528)	(5,050)	—	(5,578)

Net cash used in investing activities	(12,570)	(35,137)	(34,915)	—	(82,622)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	30,070	—	30,070
Payments on lines of credit	—	—	(35,303)	—	(35,303)
Borrowings on long-term debt	—	44,500	270,830	—	315,330
Payments on long-term debt	—	(25,524)	(259,152)	—	(284,676)
Payments of debt issuance costs	—	—	(6,391)	—	(6,391)
Stock option exercises and employee stock purchases	4,129	—	—	—	4,129
Intercompany	61,078	(20,486)	(40,592)	—	—

Net cash provided by/(used in) financing activities	65,207	(1,510)	(40,538)	—	23,159
Effect of exchange rate changes on cash	—	—	(5,526)	—	(5,526)

Net (decrease)/increase in cash and cash equivalents	(147)	(37,841)	27,148	—	(10,840)
Cash and cash equivalents, beginning of period	164	39,172	81,257	—	120,593

Cash and cash equivalents, end of period	$17	$1,331	$108,405	—	$109,753

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended October 31, 2010

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(9,684)	$(33,406)	$90,314	$(53,494)	$(6,270)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Income from discontinued operations	—	(1,485)	(345)	—	(1,830)
Depreciation and amortization	1,519	21,494	30,848	—	53,861
Stock-based compensation	12,831	—	—	—	12,831
Provision for doubtful accounts	—	4,360	10,947	—	15,307
Equity in earnings	(50,399)	(1,482)	(524)	51,881	(524)
Asset impairments	—	8,403	3,254	—	11,657
Non-cash interest expense	1,292	42,740	12,663	—	56,695
Deferred taxes	—	(5,652)	13,681	—	8,029
Other adjustments to reconcile net (loss)/income	(195)	(1,455)	(1,892)	—	(3,542)
Changes in operating assets and liabilities:
Trade accounts receivable	—	15,735	24,111	—	39,846
Inventories	—	(5,075)	7,967	1,613	4,505
Other operating assets and liabilities	16,733	7,960	(15,561)	—	9,132

Cash (used in)/provided by operating activities of continuing operations	(27,903)	52,137	175,463	—	199,697
Cash provided by operating activities of discontinued operations	—	1,507	2,278	—	3,785

Net cash (used in)/provided by operating activities	(27,903)	53,644	177,741	—	203,482
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	34	4,519	109	—	4,662
Capital expenditures	(4,194)	(10,730)	(32,873)	—	(47,797)
Changes in restricted cash	—	—	52,706	—	52,706

Net cash (used in)/provided by investing activities	(4,160)	(6,211)	19,942	—	9,571
Cash flows from financing activities:
Borrowings on lines of credit	—	—	16,581	—	16,581
Payments on lines of credit	—	—	(27,021)	—	(27,021)
Borrowings on long-term debt	—	42,735	16,618	—	59,353
Payments on long-term debt	—	(51,489)	(169,077)	—	(220,566)
Payments of debt and equity issuance costs	(7,750)	—	(1,823)	—	(9,573)
Proceeds from stock option exercises	3,639	—	—	—	3,639
Transactions with non-controlling interests owners	—	(1,542)	(3,632)	—	(5,174)
Intercompany	36,017	900	(36,917)	—	—

Net cash provided by/(used in) financing activities	31,906	(9,396)	(205,271)	—	(182,761)
Effect of exchange rate changes on cash	—	—	(9,215)	—	(9,215)

Net (decrease)/increase in cash and cash equivalents	(157)	38,037	(16,803)	—	21,077
Cash and cash equivalents, beginning of period	321	1,135	98,060	—	99,516

Cash and cash equivalents, end of period	$164	$39,172	$81,257	—	$120,593

Quiksilver, Inc. and QS Wholesale, Inc. [Member]
Condensed Consolidating Financial Information

Note 16—Condensed Consolidating Financial Information

Obligations under Quiksilver, Inc.’s and QS Wholesale, Inc.’s senior notes issued on July 16, 2013 (see Note 14—Subsequent Events) are fully and unconditionally guaranteed by certain of the Company’s existing 100% owned domestic subsidiaries. As a result of the subsequent registration of these notes, the Company is required to present condensed consolidating financial information for Quiksilver, Inc., QS Wholesale, Inc., and the Company’s subsidiaries within the notes to the consolidated financial statements in accordance with the criteria established for parent companies in the SEC’s Regulation S-X, Rule 3-10(f).

The following condensed consolidating financial information presents the results of operations for the second quarter and first half ended April 30, 2013 and 2012, the financial position as of April 30, 2013 and October 31, 2012, and cash flows for the first half ended April 30, 2013 and 2012, of Quiksilver, Inc., QS Wholesale, Inc., Quiksilver, Inc’s 100% owned guarantor subsidiaries, its non-guarantor subsidiaries and the eliminations necessary to arrive at the information for the Company on a consolidated basis. The principal elimination entries eliminate investments in subsidiaries and intercompany balances and transactions.

Condensed Consolidating Statement of Operations

Second Quarter Ended April 30, 2013

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$116	$105,393	$108,336	$290,111	$(45,208)	$458,748
Cost of goods sold	—	65,353	71,696	144,071	(33,508)	247,612

Gross profit	116	40,040	36,640	146,040	(11,700)	211,136
Selling, general and administrative expense	11,753	36,182	36,817	141,282	(7,830)	218,204
Asset impairments	—	1,646	3,342	344	—	5,332

Operating (loss)/income	(11,637)	2,212	(3,519)	4,414	(3,870)	(12,400)
Interest expense, net	7,269	1,440	(54)	6,634	—	15,289
Foreign currency (gain)/loss	(28)	73	125	(2,788)	—	(2,618)
Equity in earnings	13,094	(483)	—	—	(12,611)	—

(Loss)/income before provision for income taxes	(31,972)	1,182	(3,590)	568	8,741	(25,071)
Provision for income taxes	423	1,231	—	5,493	—	7,147

Net loss	(32,395)	(49)	(3,590)	(4,925)	8,741	(32,218)
Less: Net income attributable to non-controlling interest	—	—	—	(177)	—	(177)

Net loss attributable to Quiksilver, Inc.	(32,395)	(49)	(3,590)	(5,102)	8,741	(32,395)
Other comprehensive loss	(16,723)	—	—	(16,723)	16,723	(16,723)

Comprehensive loss attributable to Quiksilver, Inc.	$(49,118)	$(49)	$(3,590)	$(21,825)	$25,464	$(49,118)

Condensed Consolidating Statement of Operations

Second Quarter Ended April 30, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$120	$102,789	$109,272	$328,589	$(48,557)	$492,213
Cost of goods sold	—	64,425	65,796	155,662	(35,819)	250,064

Gross profit	120	38,364	43,476	172,927	(12,738)	242,149
Selling, general and administrative expense	12,869	35,782	39,152	144,422	(8,215)	224,010
Asset impairments	—	—	415	—	—	415

Operating (loss)/income	(12,749)	2,582	3,909	28,505	(4,523)	17,724
Interest expense, net	7,239	1,391	—	6,955	—	15,585
Foreign currency loss/(gain)	13	131	81	(834)	—	(609)
Equity in earnings	(14,881)	482	—	—	14,399	—

(Loss)/income before provision for income taxes	(5,120)	578	3,828	22,384	(18,922)	2,748
Provision for income taxes	—	216	—	6,939	—	7,155

Net (loss)/income	(5,120)	362	3,828	15,445	(18,922)	(4,407)
Less: Net income attributable to non-controlling interest	—	—	—	(713)	—	(713)

Net (loss)/income attributable to Quiksilver, Inc.	(5,120)	362	3,828	14,732	(18,922)	(5,120)
Other comprehensive loss	(1,271)	—	—	(1,271)	1,271	(1,271)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(6,391)	$362	$3,828	$13,461	$(17,651)	$(6,391)

Condensed Consolidating Statement of Operations

First Half Ended April 30, 2013

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$232	$193,912	$222,717	$587,455	$(114,550)	$889,766
Cost of goods sold	—	117,959	159,945	277,756	(96,737)	458,923

Gross profit	232	75,953	62,772	309,699	(17,813)	430,843
Selling, general and administrative expense	27,728	72,129	75,058	283,436	(14,888)	443,463
Asset impairments	—	1,646	4,677	2,177	—	8,500

Operating (loss)/income	(27,496)	2,178	(16,963)	24,086	(2,925)	(21,120)
Interest expense, net	14,538	2,909	(55)	13,404	—	30,796
Foreign currency loss	126	86	277	66	—	555
Equity in earnings	20,941	(687)	—	—	(20,254)	—

(Loss)/income before provision for income taxes	(63,101)	(130)	(17,185)	10,616	17,329	(52,471)
Provision for income taxes	423	44	—	9,904	—	10,371

Net (loss)/income	(63,524)	(174)	(17,185)	712	17,329	(62,842)
Less: Net income attributable to non-controlling interest	—	—	—	(682)	—	(682)

Net (loss)/income attributable to Quiksilver, Inc	(63,524)	(174)	(17,185)	30	17,329	(63,524)
Other comprehensive loss	(8,613)	—	—	(8,613)	8,613	(8,613)

Comprehensive loss attributable to Quiksilver, Inc.	$(72,137)	$(174)	$(17,185)	$(8,583)	$25,942	$(72,137)

Condensed Consolidating Statement of Operations

First Half Ended April 30, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$236	$232,949	$226,151	$633,616	$(151,118)	$941,834
Cost of goods sold	—	146,286	150,591	291,845	(116,987)	471,735

Gross profit	236	86,663	75,560	341,771	(34,131)	470,099
Selling, general and administrative expense	29,785	73,689	78,742	287,467	(15,258)	454,425
Asset impairments	—	—	415	—	—	415

Operating (loss)/income	(29,549)	12,974	(3,597)	54,304	(18,873)	15,259
Interest expense, net	14,479	2,685	—	13,466	—	30,630
Foreign currency (gain)/loss	(113)	(124)	133	(2,355)	—	(2,459)
Equity in earnings	(16,190)	1,733	—	—	14,457	—

(Loss)/income before provision for income taxes	(27,725)	8,680	(3,730)	43,193	(33,330)	(12,912)
Provision for income taxes	—	432	—	11,973	—	12,405

Net (loss)/income	(27,725)	8,248	(3,730)	31,220	(33,330)	(25,317)
Less: Net income attributable to non-controlling interest	—	—	—	(2,408)	—	(2,408)

Net (loss)/income attributable to Quiksilver, Inc	(27,725)	8,248	(3,730)	28,812	(33,330)	(27,725)
Other comprehensive loss	(21,031)	—	—	(21,031)	21,031	(21,031)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(48,756)	$8,248	$(3,730)	$7,781	$(12,299)	$(48,756)

Condensed Consolidating Balance Sheet

April 30, 2013

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$108	$2,186	$(1,492)	$47,091	$—	$47,893
Trade accounts receivable, net	—	82,867	44,895	247,574	—	375,336
Other receivables	19	2,925	5,601	23,388	—	31,933
Income taxes receivable	—	232	—	—	(232)	—
Inventories	—	46,391	103,330	234,160	(17,577)	366,304
Deferred income taxes	—	26,617	—	20,487	(21,408)	25,696
Prepaid expenses and other current assets	4,594	5,011	4,899	18,953	—	33,457
Intercompany balances	—	34,756	59,069	67,483	(161,308)	—

Total current assets	4,721	200,985	216,302	659,136	(200,525)	880,619
Fixed assets, net	19,454	35,349	22,425	155,727	—	232,955
Intangible assets, net	3,752	45,039	2,132	87,826	—	138,749
Goodwill	—	103,880	8,336	160,548	—	272,764
Other assets	1,902	1,396	586	39,875	—	43,759
Deferred income taxes long-term	20,387	—	—	139,240	(45,236)	114,391
Investment in subsidiaries	1,066,983	161,231	—	—	(1,228,214)	—

Total assets	$1,117,199	$547,880	$249,781	$1,242,352	$(1,473,975)	$1,683,237

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$2,756	$46,944	$38,081	$97,789	$—	$185,570
Accrued liabilities	6,049	13,345	9,313	73,773	—	102,480
Current portion of long-term debt	—	6,094	—	38,740	—	44,834
Income taxes payable	—	—	—	683	(232)	451
Deferred income taxes	20,902	—	506	—	(21,408)	—
Intercompany balances	161,308	—	—	—	(161,308)	—

Total current liabilities	191,015	66,383	47,900	210,985	(182,948)	333,335
Long-term debt	400,000	76,000	—	293,108	—	769,108
Deferred income taxes long-term	—	42,951	2,285	—	(45,236)	—
Other long-term liabilities	—	5,108	8,474	21,376	—	34,958

Total liabilities	591,015	190,442	58,659	525,469	(228,184)	1,137,401
Stockholders’/invested equity:	526,184	357,438	191,122	697,231	(1,245,791)	526,184
Non-controlling interest	—	—	—	19,652	—	19,652

Total liabilities and equity	$1,117,199	$547,880	$249,781	$1,242,352	$(1,473,975)	$1,683,237

Condensed Consolidating Balance Sheet

October 31, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$324	$1,966	$(1,831)	$41,364	$—	$41,823
Trade accounts receivable, net	—	80,522	101,423	251,798	—	433,743
Other receivables	20	2,767	3,391	26,640	—	32,818
Income taxes receivable	—	117	—	—	(117)	—
Inventories	—	32,156	97,522	237,465	(22,397)	344,746
Deferred income taxes	—	26,617	—	21,159	(21,408)	26,368
Prepaid expenses and other current assets	2,277	4,463	5,085	14,546	—	26,371
Intercompany balances	—	40,248	45,565	32,506	(118,319)	—

Total current assets	2,621	188,856	251,155	625,478	(162,241)	905,869
Fixed assets, net	18,802	39,175	25,321	155,015	—	238,313
Intangible assets, net	3,228	45,547	2,199	88,475	—	139,449
Goodwill	—	103,880	8,336	160,951	—	273,167
Other assets	2,753	2,083	594	42,359	—	47,789
Deferred income taxes long-term	20,387	—	—	138,502	(45,236)	113,653
Investment in subsidiaries	1,087,924	159,273	—	—	(1,247,197)	—

Total assets	$1,135,715	$538,814	$287,605	$1,210,780	$(1,454,674)	$1,718,240

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	—	—	—	18,147	—	18,147
Accounts payable	6,995	39,542	55,813	101,222	—	203,572
Accrued liabilities	6,189	15,699	12,644	80,359	—	114,891
Current portion of long-term debt	—	8,594	—	10,053	—	18,647
Income taxes payable	—	—	—	1,476	(117)	1,359
Deferred income taxes	20,902	—	506	—	(21,408)	—
Intercompany balances	118,319	—	—	—	(118,319)	—

Total current liabilities	152,405	63,835	68,963	211,257	(139,844)	356,616
Long-term debt	400,000	60,700	—	260,475	—	721,175
Deferred income taxes long-term	—	42,951	2,285	—	(45,236)	—
Other long-term liabilities	—	5,413	9,048	23,752	—	38,213

Total liabilities	552,405	172,899	80,296	495,484	(185,080)	1,116,004
Stockholders’/invested equity:	583,310	365,915	207,309	696,370	(1,269,594)	583,310
Non-controlling interest	—	—	—	18,926	—	18,926

Total liabilities and equity	$1,135,715	$538,814	$287,605	$1,210,780	$(1,454,674)	$1,718,240

Condensed Consolidating Statement of Cash Flows

First Half Ended April 30, 2013

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(63,524)	$(174)	$(17,185)	$712	$17,329	$(62,842)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	1,124	5,921	3,093	14,889	—	25,027
Stock based compensation	11,223	—	—	—	—	11,223
Provision for doubtful accounts	—	325	(1,381)	4,584	—	3,528
Asset impairments	—	1,646	4,677	2,177	—	8,500
Equity in earnings	20,941	(687)	—	1,058	(20,254)	1,058
Non-cash interest expense	785	675	—	378	—	1,838
Deferred income taxes	—	—	—	184	—	184
Other adjustments to reconcile net (loss)/income	126	—	(17)	(377)	—	(268)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(2,670)	57,909	1,346	—	56,585
Inventories	—	(18,169)	(9,045)	2,186	2,925	(22,103)
Other operating assets and liabilities	(582)	4,377	(24,793)	(20,126)	—	(41,124)

Net cash (used in)/provided by operating activities	(29,907)	(8,756)	13,258	7,011	—	(18,394)
Cash flows from investing activities:
Capital expenditures	(3,971)	(3,562)	(4,039)	(17,072)	—	(28,644)

Net cash used in investing activities	(3,971)	(3,562)	(4,039)	(17,072)	—	(28,644)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	—	6,157	—	6,157
Payments on lines of credit	—	—	—	(8,860)	—	(8,860)
Borrowings on long-term debt	—	49,000	—	54,134	—	103,134
Payments on long-term debt	—	(36,200)	—	(9,502)	—	(45,702)
Stock option exercises and employee stock purchases	3,832	—	—	—	—	3,832
Intercompany	29,830	(262)	(8,880)	(20,688)	—	—

Net cash provided by/(used in) financing activities	33,662	12,538	(8,880)	21,241	—	58,561
Effect of exchange rate changes on cash	—	—	—	(5,453)	—	(5,453)

Net (decrease)/increase in cash and cash equivalents	(216)	220	339	5,727	—	6,070
Cash and cash equivalents, beginning of period	324	1,966	(1,831)	41,364	—	41,823

Cash and cash equivalents, end of period	$108	$2,186	$(1,492)	$47,091	$—	$47,893

Condensed Consolidating Statement of Cash Flows

First Half Ended April 30, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(27,725)	$8,248	$(3,730)	$31,220	$(33,330)	$(25,317)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	1,138	5,722	3,360	16,905	—	27,125
Stock based compensation	12,400	—	—	—	—	12,400
Provision for doubtful accounts	—	(661)	(755)	1,835	—	419
Asset impairments	—	—	415	—	—	415
Equity in earnings	(16,190)	1,733	—	501	14,457	501
Non-cash interest expense	732	888	—	344	—	1,964
Deferred income taxes	—	—	—	9,295	—	9,295
Other adjustments to reconcile net (loss)/income	(138)	7	5	(586)	—	(712)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(4,562)	30,457	(8,184)	—	17,711
Inventories	—	22,831	(56,531)	(3,695)	18,873	(18,522)
Other operating assets and liabilities	(4,781)	(11,202)	2,513	(29,491)	—	(42,961)

Net cash (used in)/provided by operating activities	(34,564)	23,004	(24,266)	18,144	—	(17,682)
Cash flows from investing activities:
Capital expenditures	(1,559)	(9,084)	(5,010)	(18,676)	—	(34,329)
Business acquisitions, net of cash acquired	—	—	—	(9,117)	—	(9,117)

Net cash used in investing activities	(1,559)	(9,084)	(5,010)	(27,793)	—	(43,446)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	—	8,464	—	8,464
Payments on lines of credit	—	—	—	(12,326)	—	(12,326)
Borrowings on long-term debt	—	62,500	—	29,477	—	91,977
Payments on long-term debt	—	(35,256)	—	(12,100)	—	(47,356)
Stock option exercises and employee stock purchases	779	—	—	—	—	779
Intercompany	35,350	(42,151)	30,865	(24,064)	—	—

Net cash provided by/(used in) financing activities	36,129	(14,907)	30,865	(10,549)	—	41,538
Effect of exchange rate changes on cash	—	—	—	(10,986)	—	(10,986)

Net increase/(decrease) in cash and cash equivalents	6	(987)	1,589	(31,184)	—	(30,576)
Cash and cash equivalents, beginning of period	17	4,972	(3,641)	108,405	—	109,753

Cash and cash equivalents, end of period	$23	$3,985	$(2,052)	$77,221	$—	$79,177

Note 19—Condensed Consolidating Financial Information

Obligations under Quiksilver, Inc.’s and QS Wholesale, Inc.’s senior notes issued on July 16, 2013 (see Note 20—Subsequent Events) are fully and unconditionally guaranteed by certain of the Company’s existing 100% owned domestic subsidiaries. As a result of the subsequent registration of these notes, the Company is required to present condensed consolidating financial information for Quiksilver, Inc., QS Wholesale, Inc., and the Company’s subsidiaries within the notes to the consolidated financial statements in accordance with the criteria established for parent companies in the SEC’s Regulation S-X, Rule 3-10(f).

The following condensed consolidating financial information presents the results of operations, financial position and cash flows of Quiksilver, Inc., QS Wholesale, Inc., Quiksilver, Inc’s 100% owned guarantor subsidiaries, its non-guarantor subsidiaries and the eliminations necessary to arrive at the information for the Company on a consolidated basis as of October 31, 2012 and 2011 and for each of fiscal 2012, 2011 and 2010. The principal elimination entries eliminate investments in subsidiaries and intercompany balances and transactions.

Condensed Consolidating Statement of Operations

Year Ended October 31, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$469	$453,532	$573,826	$1,262,757	$(277,345)	$2,013,239
Cost of goods sold	—	275,179	373,016	602,115	(217,417)	1,032,893

Gross profit	469	178,353	200,810	660,642	(59,928)	980,346
Selling, general and administrative expense	56,983	147,684	164,202	577,868	(30,593)	916,144
Asset impairments	—	11	5,151	2,072	—	7,234

Operating (loss)/income	(56,514)	30,658	31,457	80,702	(29,335)	56,968
Interest expense, net	28,987	5,352	(1)	26,485	—	60,823
Foreign currency (gain)/loss	(173)	(148)	113	(1,461)	—	(1,669)
Equity in earnings	(74,572)	4,674	—	—	69,898	—

(Loss)/income before provision for income taxes	(10,756)	20,780	31,345	55,678	(99,233)	(2,186)
Provision for income taxes	—	1,144	—	6,413	—	7,557

Net (loss)/income	(10,756)	19,636	31,345	49,265	(99,233)	(9,743)
Less: Net income attributable to non-controlling interest	—	—	—	(1,013)	—	(1,013)

Net (loss)/income attributable to Quiksilver, Inc	(10,756)	19,636	31,345	48,252	(99,233)	(10,756)
Other comprehensive loss	(29,715)	—	—	(29,715)	29,715	(29,715)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(40,471)	$19,636	$31,345	$18,537	$(69,518)	$(40,471)

Condensed Consolidating Statement of Operations

Year Ended October 31, 2011

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$464	$440,088	$479,559	$1,270,320	$(237,370)	$1,953,061
Cost of goods sold	—	268,361	291,972	554,593	(185,699)	929,227

Gross profit	464	171,727	187,587	715,727	(51,671)	1,023,834
Selling, general and administrative expense	43,045	139,530	172,310	566,703	(25,639)	895,949
Asset impairments	—	1,778	1,621	82,974	—	86,373

Operating (loss)/income	(42,581)	30,419	13,656	66,050	(26,032)	41,512
Interest expense, net	28,871	3,795	(10)	41,152	—	73,808
Foreign currency loss/(gain)	30	(229)	189	(101)	—	(111)
Equity in earnings	(50,224)	(836)	—	—	51,060	—

(Loss)/income before provision/(benefit) for income taxes	(21,258)	27,689	13,477	24,999	(77,092)	(32,185)
Provision/(benefit) for income taxes	—	165	—	(14,480)	—	(14,315)

Net (loss)/income	(21,258)	27,524	13,477	39,479	(77,092)	(17,870)
Less: Net income attributable to non-controlling interest	—	—	—	(3,388)	—	(3,388)

Net (loss)/income attributable to Quiksilver, Inc	(21,258)	27,524	13,477	36,091	(77,092)	(21,258)
Other comprehensive income	2,445	—	—	2,445	(2,445)	2,445

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(18,813)	$27,524	$13,477	$38,536	$(79,537)	$(18,813)

Condensed Consolidating Statement of Operations

Year Ended October 31, 2010

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$376	$418,623	$421,759	$1,195,536	$(198,674)	$1,837,620
Cost of goods sold	—	261,491	240,660	511,777	(143,556)	870,372

Gross profit	376	157,132	181,099	683,759	(55,118)	967,248
Selling, general and administrative expense	36,867	133,730	149,617	537,153	(29,817)	832,066
Asset impairments	—	667	6,918	4,072	—	11,657

Operating (loss)/income	(36,491)	22,735	24,564	142,534	(29,817)	123,525
Interest expense, net	28,721	55,070	—	30,318	—	114,109
Foreign currency gain	(285)	(113)	(11)	(5,508)	—	(5,917)
Equity in earnings and other (income)/expense	(50,399)	(1,482)	—	—	51,881	—

(Loss)/income before (benefit)/provision for income taxes	(14,528)	(30,740)	24,575	117,724	(81,698)	15,333
(Benefit)/provision for income taxes	(4,844)	522	—	27,755	—	23,433

(Loss)/income from continuing operations	(9,684)	(31,262)	24,575	89,969	(81,698)	(8,100)
Income from discontinued operations	—	—	1,485	345	—	1,830

Net (loss)/income	(9,684)	(31,262)	26,060	90,314	(81,698)	(6,270)
Less: Net income attributable to non-controlling interest	—	—	—	(3,414)	—	(3,414)

Net (loss) income attributable to Quiksilver, Inc	(9,684)	(31,262)	26,060	86,900	(81,698)	(9,684)
Other comprehensive income	18,286	—	—	18,286	(18,286)	18,286

Comprehensive income/(loss) attributable to Quiksilver, Inc.	$8,602	$(31,262)	$26,060	$105,186	$(99,984)	$8,602

Condensed Consolidating Balance Sheet

October 31, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$324	$1,966	$(1,831)	$41,364	$—	$41,823
Trade accounts receivable, net	—	80,522	101,423	251,798	—	433,743
Other receivables	20	2,767	3,391	26,640	—	32,818
Income taxes receivable	—	117	—	—	(117)	—
Inventories	—	32,156	97,522	237,465	(22,397)	344,746
Deferred income taxes	—	26,617	—	21,159	(21,408)	26,368
Prepaid expenses and other current assets	2,277	4,463	5,085	14,546	—	26,371
Intercompany balances		40,248	45,565	32,506	(118,319)	—

Total current assets	2,621	188,856	251,155	625,478	(162,241)	905,869
Fixed assets, net	18,802	39,175	25,321	155,015	—	238,313
Intangible assets, net	3,228	45,547	2,199	88,475	—	139,449
Goodwill	—	103,880	8,336	160,951	—	273,167
Other assets	2,753	2,083	594	42,359	—	47,789
Deferred income taxes long-term	20,387	—	—	138,502	(45,236)	113,653
Investment in subsidiaries	1,087,924	159,273		—	(1,247,197)	—

Total assets	$1,135,715	$538,814	$287,605	$1,210,780	$(1,454,674)	$1,718,240

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	—	—	—	18,147	—	18,147
Accounts payable	6,995	39,542	55,813	101,222	—	203,572
Accrued liabilities	6,189	15,699	12,644	80,359	—	114,891
Current portion of long-term debt	—	8,594	—	10,053	—	18,647
Income taxes payable		—	—	1,476	(117)	1,359
Deferred income taxes	20,902	—	506	—	(21,408)	0
Intercompany balances	118,319	—	—	—	(118,319)	—

Total current liabilities	152,405	63,835	68,963	211,257	(139,844)	356,616
Long-term debt	400,000	60,700	—	260,475	—	721,175
Deferred income taxes long-term	—	42,951	2,285	—	(45,236)	0
Other long-term liabilities	—	5,413	9,048	23,752	—	38,213

Total liabilities	552,405	172,899	80,296	495,484	(185,080)	1,116,004
Stockholders’/invested equity:	583,310	365,915	207,309	696,370	(1,269,594)	583,310
Non-controlling interest	—	—	—	18,926	—	18,926

Total liabilities and equity	$1,135,715	$538,814	$287,605	$1,210,780	$(1,454,674)	$1,718,240

Condensed Consolidating Balance Sheet

October 31, 2011

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$17	$4,972	$(3,641)	$108,405	$—	$109,753
Trade accounts receivable, net	—	72,533	78,249	246,307	—	397,089
Other receivables	122	3,024	2,894	17,150	—	23,190
Income taxes receivable	—	390	—	3,875	—	4,265
Inventories	—	57,862	74,754	234,266	(19,125)	347,757
Deferred income taxes	—	15,111	—	33,990	(16,293)	32,808
Prepaid expenses and other current assets	2,378	3,507	5,018	14,526	—	25,429
Intercompany balances	—	—	67,075	65,631	(132,706)	—

Total current assets	2,517	157,399	224,349	724,150	(168,124)	940,291
Fixed assets, net	17,602	36,493	28,450	155,562	—	238,107
Intangible assets, net	3,007	46,510	2,233	86,393	—	138,143
Goodwill	—	103,880	8,336	156,373	—	268,589
Other assets	4,457	3,377	559	47,421	—	55,814
Deferred income taxes long-term	11,531	—	1,577	141,554	(31,383)	123,279
Investment in subsidiaries	1,084,745	163,174	—	—	(1,247,919)	—

Total assets	$1,123,859	$510,833	$265,504	$1,311,453	$(1,447,426)	$1,764,223

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	—	—	—	18,335	—	18,335
Accounts payable	2,510	50,858	37,422	112,233	—	203,023
Accrued liabilities	6,673	12,666	17,422	96,183	—	132,944
Current portion of long-term debt	—	3,000	—	1,628	—	4,628
Income taxes payable	—	—	—	—	—	—
Deferred income taxes	11,998	—	4,295	—	(16,293)	0
Intercompany balances	92,580	40,126	—	—	(132,706)	—

Total current liabilities	113,761	106,650	59,139	228,379	(148,999)	358,930
Long-term debt	400,000	36,542	—	288,181	—	724,723
Deferred income taxes long-term	—	31,383	—	—	(31,383)	0
Other long-term liabilities	—	6,546	4,937	46,465	—	57,948

Total liabilities	513,761	181,121	64,076	563,025	(180,882)	1,141,601
Stockholders’/invested equity:	610,098	329,712	201,428	735,904	(1,267,044)	610,098
Non-controlling interest	—	—	—	12,524	—	12,524

Total liabilities and equity	$1,123,859	$510,833	$265,504	$1,311,453	$(1,447,426)	$1,764,223

Condensed Consolidating Statement of Cash Flows

Year Ended October 31, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(10,756)	$19,636	$31,345	$49,265	$(99,233)	$(9,743)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	2,088	11,314	6,688	33,142	—	53,232
Stock based compensation	22,552		—	—	—	22,552
Provision for doubtful accounts	—	(763)	(879)	6,236	—	4,594
Asset impairments	—	11	5,151	2,072	—	7,234
Equity in earnings	(74,572)	4,674		282	69,898	282
Non-cash interest expense	1,490	1,506	—	689	—	3,685
Deferred income taxes	—	62	412	(9,056)	—	(8,582)
Other adjustments to reconcile net (loss)/income	(443)	(94)	130	(6,092)	—	(6,499)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(7,227)	(22,294)	(23,884)	—	(53,405)
Inventories	—	23,444	(46,078)	(11,679)	29,335	(4,978)
Other operating assets and liabilities	5,918	(9,589)	16,159	(34,399)	—	(21,911)

Net cash (used in)/provided by operating activities	(53,723)	42,974	(9,366)	6,576	—	(13,539)
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	—	43	2	8,153	—	8,198
Capital expenditures	(4,388)	(13,744)	(8,836)	(39,113)	—	(66,081)
Business acquisitions, net of cash acquired	—	—	—	(9,117)	—	(9,117)

Net cash used in investing activities	(4,388)	(13,701)	(8,834)	(40,077)	—	(67,000)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	—	15,139	—	15,139
Payments on lines of credit	—	—	—	(12,641)	—	(12,641)
Borrowings on long-term debt	—	93,500	—	46,535	—	140,035
Payments on long-term debt	—	(70,800)	—	(42,041)	—	(112,841)
Stock option exercises and employee stock purchases	2,241	—	—	—	—	2,241
Transactions with non-controlling interest owners	—	(11,000)	—	—	—	(11,000)
Intercompany	56,177	(43,979)	20,010	(32,208)	—	—

Net cash provided by/(used in) financing activities	58,418	(32,279)	20,010	(25,216)	—	20,933
Effect of exchange rate changes on cash	—	—	—	(8,324)	—	(8,324)

Net increase/(decrease) in cash and cash equivalents	307	(3,006)	1,810	(67,041)	—	(67,930)
Cash and cash equivalents, beginning of period	17	4,972	(3,641)	108,405	—	109,753

Cash and cash equivalents, end of period	$324	$1,966	$(1,831)	$41,364	$—	$41,823

Condensed Consolidating Statement of Cash Flows

Year Ended October 31, 2011

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(21,258)	$27,524	$13,477	$39,479	$(77,092)	$(17,870)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	1,735	13,191	7,254	33,079	—	55,259
Stock based compensation	14,414	—	—	—	—	14,414
Provision for doubtful accounts	—	225	1,138	7,369	—	8,732
Asset impairments	—	1,778	1,621	82,974	—	86,373
Equity in earnings	(50,224)	(994)	—	(197)	51,060	(355)
Non-cash interest expense	1,387	1,808	—	15,917	—	19,112
Deferred income taxes	—	93	3,610	(31,951)	—	(28,248)
Other adjustments to reconcile net (loss)/income	72	351	130	(6,219)	—	(5,666)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(8,811)	(13,295)	(11,879)	—	(33,985)
Inventories	—	(49,448)	3,429	(50,719)	26,032	(70,706)
Other operating assets and liabilities	(17,134)	5,146	8,803	30,274	—	27,089

Net cash (used in)/provided by operating activities	(71,008)	(9,137)	26,167	108,127	—	54,149
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	—	5	10	12,531	—	12,546
Capital expenditures	(12,570)	(21,726)	(12,898)	(42,396)	—	(89,590)
Business acquisitions, net of cash acquired	—	—	(528)	(5,050)	—	(5,578)

Net cash used in investing activities	(12,570)	(21,721)	(13,416)	(34,915)	—	(82,622)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	—	30,070	—	30,070
Payments on lines of credit	—	—	—	(35,303)	—	(35,303)
Borrowings on long-term debt	—	44,500	—	270,830	—	315,330
Payments on long-term debt	—	(25,524)	—	(259,152)	—	(284,676)
Payments of debt issuance costs	—	—	—	(6,391)	—	(6,391)
Stock option exercises and employee stock purchases	4,129	—	—	—	—	4,129
Intercompany	79,302	(21,853)	(16,857)	(40,592)	—	—

Net cash provided by/(used in) financing activities	83,431	(2,877)	(16,857)	(40,538)	—	23,159
Effect of exchange rate changes on cash	—	—	—	(5,526)	—	(5,526)

Net (decrease)/increase in cash and cash equivalents	(147)	(33,735)	(4,106)	27,148	—	(10,840)
Cash and cash equivalents, beginning of period	164	38,707	465	81,257	—	120,593

Cash and cash equivalents, end of period	$17	$4,972	$(3,641)	$108,405	$—	$109,753

Condensed Consolidating Statement of Cash Flows

Year Ended October 31, 2010

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(9,684)	$(31,262)	$26,060	$90,314	$(81,698)	$(6,270)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Income from discontinued operations	—	—	(1,485)	(345)	—	(1,830)
Depreciation and Amortization	1,519	12,134	9,360	30,848	—	53,861
Stock based compensation	12,831	—	—	—	—	12,831
Provision for doubtful accounts	—	2,982	1,378	10,947	—	15,307
Equity in earnings	(50,399)	(1,482)	—	(524)	51,881	(524)
Asset impairments	—	667	6,918	4,072	—	11,657
Non-Cash interest expense	1,292	42,740	—	12,663	—	56,695
Deferred taxes	—	(2,203)	(3,449)	13,681	—	8,029
Other adjustments to reconcile net (loss)/income	(195)	(1,225)	(230)	(1,892)	—	(3,542)
Changes in operating assets and liabilities:
Trade accounts receivable	—	10,464	5,271	24,111	—	39,846
Inventories	—	(27,021)	(6,258)	7,967	29,817	4,505
Other operating assets and liabilities	8,350	7,975	8,368	(15,561)	—	9,132

Cash (used in)/provided by operating activities of continuing operations	(36,286)	13,769	45,933	176,281	—	199,697
Cash provided by operating activities of discontinued operations	—	—	1,507	2,278	—	3,785

Net cash (used in)/provided by operating activities	(36,286)	13,769	47,440	178,559	—	203,482
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	34	4,500	19	109	—	4,662
Capital expenditures	(4,194)	(6,901)	(3,829)	(32,873)	—	(47,797)
Changes in restricted cash	—	—	—	52,706	—	52,706

Net cash (used in)/provided by investing activities	(4,160)	(2,401)	(3,810)	19,942	—	9,571
Cash flows from financing activities:
Borrowings on lines of credit	—	—	—	16,581	—	16,581
Payments on lines of credit	—	—	—	(27,021)	—	(27,021)
Borrowings on long-term debt	—	42,735	—	16,618	—	59,353
Payments on long-term debt	—	(51,489)	—	(169,077)	—	(220,566)
Payments of debt and equity issuance costs	(7,750)	—	—	(1,823)	—	(9,573)
Proceeds from stock option exercises	3,639	—	—	—	—	3,639
Transactions with non-controlling interest owners	—	(1,542)	—	(3,632)	—	(5,174)
Intercompany	44,400	36,553	(43,218)	(37,735)	—	—

Net cash provided by/(used in) financing activities	40,289	26,257	(43,218)	(206,089)	—	(182,761)
Effect of exchange rate changes on cash	—	—	—	(9,215)	—	(9,215)

Net (decrease)/increase in cash and cash equivalents	(157)	37,625	412	(16,803)	—	21,077
Cash and cash equivalents, beginning of period	321	1,082	53	98,060	—	99,516

Cash and cash equivalents, end of period	$164	$38,707	$465	$81,257	$—	$120,593

Note 20